Related-Party Transactions (Narrative) (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Other liabilities, noncurrent			$ 1,276,000,000	$ 1,308,000,000
Revolving credit facility maximum borrowing capacity	[1]		6,000,000,000	6,000,000,000
Payables to affiliates	[2]		1,697,000,000	1,585,000,000
Borrowing Interest Charges			15,000,000	1,000,000	$ 1,000,000
Revolving Credit Facility
Related Party Transaction [Line Items]
Revolving credit facility maximum borrowing capacity							$ 6,000,000,000
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Other liabilities, noncurrent	[3]		1,040,000,000	1,248,000,000
Revolving credit facility maximum borrowing capacity	[4]		6,000,000,000	6,000,000,000
Payables to affiliates			$ 826,000,000	567,000,000
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries				$ 0
Issuance of common stock (in shares)			0	0	0
Commencing Period		20 months
Lease commencement term		2025-08
Related party transaction costs		$ 240,000,000
Cost of Revenue, Related and Nonrelated Party Status [Extensible Enumeration]		Related Party
Virginia Electric and Power Company | Related Party | Pension Benefits | Amounts Associated With Dominion Pension Plan
Related Party Transaction [Line Items]
Other liabilities, noncurrent			$ 422,000,000	$ 522,000,000
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]			Affiliated Entity	Affiliated Entity
Virginia Electric and Power Company | Related Party | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Other receivables, noncurrent			$ 518,000,000	$ 431,000,000
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]			Affiliated Entity	Affiliated Entity
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative assets			$ 33,000,000	$ 29,000,000
Derivative liabilities			$ 31,000,000	$ 6,000,000
Virginia Electric and Power Company | Principal Owner | Short-Term Borrowing Arrangements
Related Party Transaction [Line Items]
Weighted- average interest rate percentage			4.68%	0.26%
Virginia Electric and Power Company | Principal Owner | Related Party | Short-Term Borrowing Arrangements
Related Party Transaction [Line Items]
Payables to affiliates			$ 2,000,000,000	$ 699,000,000
Virginia Electric and Power Company | Revolving Credit Facility
Related Party Transaction [Line Items]
Revolving credit facility maximum borrowing capacity						$ 3,000,000,000

[1]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	See Note 9 for amounts attributable to related parties.
[3]	See Note 25 for amounts attributable to affiliates.
[4]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At December 31, 2022, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.